LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Rent expense	$ 9.2	$ 8.7	$ 8.4
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	10 years